February 4, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      Gabelli Equity Series Funds, Inc. (the "Fund")
                  File Nos. 33-41913 and 811-06367

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on January 29, 2002 (Accession #0000935069-02-000046).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0560.


                                                     Very truly yours,

                                                     /s/ Amy M. Kelley

                                                     Amy M. Kelley
                                                     Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd